Related Party Balances and Transactions	12 Months Ended
Jun. 30, 2022
Related Party Balances and Transactions
Related Party Balances and Transactions
15.	Related Party Balances and Transactions

The following is a list of the related parties with whom the Group conducted significant transactions during the three years ended June 30, 2022, and their relationship with the Group:

Name of the related parties	Relation with the Group

Hywin Financial Holding Group Co., Ltd. (“Hywin Financial Holding”)	An entity ultimately controlled by Mr. HAN Hongwei

Ms. WANG Dian	Senior executive officer

Yushang Group Co., Ltd.	a direct subsidiary of Hywin Financial Holding

Shanghai Yushang Commodity International Trade Co., Ltd.	an indirect subsidiary of Hywin Financial Holding

Shanghai Youqiding Asset Management Co., Ltd. (dissolved in January 2020)	an indirect subsidiary of Hywin Financial Holding

Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I	Non-controlling interest shareholder of Grand Doctor

Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II	Non-controlling interest shareholder of Grand Doctor

Hywin Asset Management Co., Ltd.	a direct subsidiary of Hywin Financial Holding

Tibet Haiyinhui Network Technology Co., Ltd. (dissolved in June 2021)	an entity ultimately controlled by Mr. HAN Hongwei

Real Estate Group Entities (related parties of the Company for the years ended June 30, 2020):	Entities controlled by an immediate family member of Mr. HAN Hongwei

Shanghai Lanyun Real Estate Co., Ltd.

Shanghai Danxiao Real Estate Co., Ltd.

Shanghai Suxiao Real Estate Co., Ltd.

Shanghai Yulan Real Estate Co., Ltd.

Shanghai Yubi Real Estate Co., Ltd.

Shanghai Biyu Real Estate Co., Ltd.

As of June 30, 2021 and 2022, the related party balances of the Group are listed as follows:

	As of June 30,
	2021	2022	2022
	RMB	RMB	US$

Amount due from related parties

Amounts lent to a related party (1):
Hywin Financial Holding Group Co., Ltd. (“Hywin Financial Holding”)	126,103	66,103	9,849

Due from related parties total	126,103	66,103	9,849

Amount due to related parties

Loans borrowed from and interest payable to related parties, net
Wang Dian	1,891	1,891	282
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I (4)	—	5,005	746
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II (4)	—	6,370	948
Others	408	406	61
	2,299	13,672	2,037

Dividend payable to a related party:
Ms. Wang Dian	22,500	22,500	3,353

Due to related parties-total	24,799	36,172	5,390

For the years ended June 30, 2020, 2021 and 2022, the significant related party transactions summarized by different natures are as follows:

	For the years ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Wealth management and asset management services revenues from a related party
Hywin Asset Management Co., Ltd.	3,615	3,144	4,499	697
	3,615	3,144	4,499	697
Rental expenses charged by related parties
Real Estate Group Entities(2)	32,268	—	—	—
	32,268	—	—	—

Net loans borrowed from/lent to related parties (3)
Loan lent to a related party, net
Hywin Financial Holding Group Co., Ltd.	107,160	1,579	—	—
	107,160	1,579	—	—

Collection of loans lent to related parties, net
Shanghai Yushang Commodity International Trade Co. Ltd.	40,000	—	—	—
Yushang Group Co., Ltd.	334	—	—	—
Shanghai Youqiding Asset Management Co., Ltd.	4,771	—	—	—
Hywin Financial Holding Group Co., Ltd.	—	—	60,000	9,293
	45,105	—	60,000	9,293

Loans borrowed from related parties, net
Tibet Haiyinhui Network Technology Co., Ltd.	1,941	—	—	—
Others	87	321	—	—
	2,028	321	—	—

Net loans and interest payables took over from acquiring Grand Doctor Medical Co., Ltd.(4)
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I	—	—	4,840	721
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II	—	—	6,160	917
	—	—	11,000	1,638

Interest expenses charged by related parties
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I	—	—	165	25
Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II	—	—	210	31
	—	—	375	56

Note 1	The loan was lent to related party for the purpose of supporting the business development of the related party, which was unsecured, interest free and payment on demand.

Note 2

Real Estate Group Entities are no longer related parties of the Company as of June 30, 2021, therefore the balance and transactions between these entities and the Company are not shown as the related party balance and transactions.

Note 3	The loans lent to/borrowed from the related party are unsecured, interest free and payment on demand.
Note 4

On January 27, 2022, the Group entered into a series of definitive share transfer agreements and capital increase agreement to purchase 65.26% equity interest of Grand Doctor Medical Co., Ltd., which has net loans amounted to RMB10,000 payable to, minority shareholder of Grand Doctor Medical Co., Ltd., Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I and Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II. The loans borrowed from Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase I and Chongqing Jinpu Medical Healthy Service Private Equity Fund Phase II are unsecured, payment on demand and 9% interest rate.